SHAREHOLDER LETTER


Your Fund's Goal: Franklin Federal Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The U.S. Government Securities Money Market Portfolio (the Portfolio), which has the same investment objective. At present, the Portfolio's policy is to limit its investments to U.S. Treasury bills, notes and bonds, and to repurchase agreements collateralized by such securities. The Fund attempts to maintain a stable net asset value of $1.00 per share.(1)

Dear Shareholder:

This annual report for Franklin Federal Money Fund covers the period ended June 30, 2000.

The 12 months under review marked the U. S. economy's ninth year of expansion. Consumer spending, which represents two-thirds of U.S. gross domestic product
(GDP), increased dramatically during the period, to its highest level in 17 years. Wage gains, unemployment at a 30-year low, and the much talked-about wealth effect were key drivers to this increase. As a result, real GDP grew at an annualized pace of 4.8% in the first quarter of 2000, well above the Federal Reserve Board's (the Fed's) long-term growth target rate of 3.0%.

CONTENTS
Shareholder Letter ...........   1

Performance Summary ..........   3

Financial Highlights &
Statement of Investments .....   4

Financial Statements .........   6

Notes to
Financial Statements .........   9

Independent
Auditors' Report .............  11


                            [FUND CATEGORY PYRAMID]

(1) There is no assurance that the Fund's $1.00 per share price will be maintained. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 5.

Seeking to curb growth to a more sustainable level and control inflation, the Fed raised the federal funds target rate a total of 150 basis points (1.50%) during the past 12 months. These short-term interest rate increases helped boost the Fund's seven-day effective yield during the reporting period from 4.30% on June 30, 1999, to 5.72% on June 30, 2000.

In June 2000, it appeared the Fed's action was having little effect on the strong economy, as the second quarter GDP rose by an annualized 5.2% and the majority of economic indicators pointed to an economy that was on the verge of overheating. Despite this, during the final three months of the period under review, we also began to see some signs that the fast pace of economic growth might ease in the future. Consumer spending, housing starts, inflation as measured by the Consumer Price Index, as well as other economic indicators suggested possible slower growth.

Looking forward, we are optimistic that the economy will moderate, but are nonetheless concerned about inflation and the level of interest rates. Although many people anticipate a slowdown and a soft landing, in our opinion it is really too early to tell. Numerous Fed governors have cautioned against jumping to any conclusions, and advised waiting for more data that would confirm the slowdown or spark further tightening. Therefore, we will closely watch economic reports to help anticipate future Fed actions.

We continue to invest the portfolio's assets only in U.S. Treasury obligations, and repurchase agreements backed by U.S. Treasury securities. Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the portfolio's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ C B Johnson

Charles B. Johnson
Chairman
Franklin Federal Money Fund


PERFORMANCE SUMMARY
6/30/00
Seven-day effective yield*              5.72%

Seven-day annualized yield              5.56%

*The seven-day effective yield assumes the compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 6/30/00. The Fund's average weighted maturity was 30 days. Yield reflects fluctuations in interest rates on portfolio investments, and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken these actions, the portfolio's yields for the period would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.


This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN FEDERAL MONEY FUND
Financial Highlights

                                                                                        YEAR ENDED JUNE 30,
                                                              --------------------------------------------------------------------
                                                                2000           1999            1998            1997          1996
                                                                ----           ----            ----            ----          ----
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................       $  1.00        $  1.00         $  1.00         $  1.00        $  1.00
                                                              ---------------------------------------------------------------------
Income from net investment operations - net
 investment income ....................................          .048           .042            .047            .045           .047
Less distributions from net investment income .........         (.048)         (.042)          (.047)          (.045)         (.047)
                                                              ---------------------------------------------------------------------
Net asset value, end of year ..........................       $  1.00        $  1.00         $  1.00         $  1.00        $  1.00
                                                              =====================================================================
Total return(a) .......................................         4.87%          4.32%           4.85%           4.62%          4.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................      $147,938       $144,387        $134,621        $121,291       $127,659
Ratios to average net assets:
 Expenses(b)...........................................          .76%           .78%            .82%            .85%           .84%
 Expenses excluding waiver and payments by affiliate(b)           77%           .78%            .83%            .86%           .86%
 Net investment income ................................         4.74%          4.23%           4.73%           4.54%          4.71%

(a) Total return is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

4                      See notes to financial statements.

FRANKLIN FEDERAL MONEY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000

                                                                        SHARES          VALUE
                                                                        ------          -----
MUTUAL FUNDS 111.9%
The U.S. Government Securities Money Market Portfolio
 (Note 1) (COST $165,510,060) .....................................   165,510,060    $165,510,060
OTHER ASSETS, LESS LIABILITIES (11.9%) ............................                   (17,572,295)
                                                                                     ------------
NET ASSETS 100.0% .................................................                  $147,937,765
                                                                                     ============

                       See notes to financial statements.                      5

FRANKLIN FEDERAL MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

Assets:
 Investments in securities, at value and cost      $165,510,060
 Receivable from capital shares sold ........           751,721
                                                   ------------
     Total assets ...........................       166,261,781
                                                   ------------
Liabilities:
 Payables:
  Capital shares redeemed ...................        18,040,846
  Affiliates ................................            83,843
  Shareholders ..............................           177,983
 Other liabilities ..........................            21,344
                                                   ------------
     Total liabilities ......................        18,324,016
                                                   ------------
 Net assets, at value .......................      $147,937,765
                                                   ============
 Shares outstanding .........................       147,937,765
                                                   ============
 Net asset value per share ..................      $       1.00
                                                   ============

6                      See notes to financial statements.

FRANKLIN FEDERAL MONEY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

Investment income:
 Dividends .........................................      $9,180,632
                                                          ----------
Expenses:
 Administrative fees (Note 3) ......................         692,650
 Transfer agent fees (Note 3) ......................         255,205
 Reports to shareholders ...........................          47,353
 Registration and filing fees ......................          36,936
 Professional fees (Note 3) ........................           9,048
 Directors' fees and expenses ......................           7,424
 Other .............................................           2,449
                                                          ----------
     Total expenses ................................       1,051,065
                                                          ----------
       Net investment income .......................       8,129,567
                                                          ----------
Net increase in net assets resulting from operations      $8,129,567
                                                          ==========

                       See notes to financial statements.                      7

FRANKLIN FEDERAL MONEY FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999

                                                                                2000                 1999
                                                                                ----                 ----
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................      $   8,129,567       $   6,525,411
 Distributions to shareholders from net investment income ............         (8,129,567)         (6,525,411)
 Capital share transactions (Note 2) .................................          3,550,926           9,766,182
                                                                            ---------------------------------
      Net increase in net assets .....................................          3,550,926           9,766,182
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year ...................................................        144,386,839         134,620,657
                                                                            ---------------------------------
 End of year .........................................................      $ 147,937,765       $ 144,386,839
                                                                            =================================

8                      See notes to financial statements.

FRANKLIN FEDERAL MONEY FUND
Notes to the Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in the U.S. Government Securities Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 2000, the Fund owns 74.56% of the Portfolio.

b. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

At June 30, 2000, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                                    YEAR ENDED JUNE 30,
                                                   2000               1999
                                                   ----               ----
        Shares sold                          $ 1,567,655,230     $ 604,139,748
        Shares issued in reinvest-
         ment of distributions                     8,019,756         6,502,036
        Shares redeemed                       (1,572,124,060)     (600,875,602)
                                             ---------------------------------
        Net increase                         $     3,550,926     $   9,766,182
                                             =================================

FRANKLIN FEDERAL MONEY FUND
Notes to the Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's administrative manager and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE         DAILY NET ASSETS
        --------         ----------------
          .455%          First $100 million
          .330%          Over $100 million, up to and including $250 million
          .280%          In excess of $250 million

Investor Services received contingent deferred sales charges for the year of $57,510.

The Fund paid transfer agent fees of $255,205 of which $191,210 was paid to Investor Services.

Included in professional fees are legal fees of $6,904 that were paid to a law firm in which a partner of that firm was an officer of the Fund.

FRANKLIN FEDERAL MONEY FUND
Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF FRANKLIN FEDERAL MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Federal Money Fund (the "Fund") at June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 2000

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                                                                    YEAR ENDED JUNE 30,
                                                          2000             1999            1998            1997            1996
                                                          ----             ----            ----            ----            ----
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............      $    1.00       $     1.00      $     1.00      $     1.00      $     1.00
                                                       --------------------------------------------------------------------------
Income from investment operations - net
 investment income...............................           .056             .051            .055            .053            .055
                                                                                                                             .055
Less distributions from net investment income ...          (.056)           (.051)          (.055)          (.053)          (.055)
                                                       --------------------------------------------------------------------------
Net asset value, end of year ....................      $    1.00       $     1.00      $     1.00      $     1.00      $     1.00
                                                       --------------------------------------------------------------------------
Total return(a)..................................          5.75%            5.18%           5.64%           5.47%           5.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .................      $4,144,043      $3,672,404      $2,043,629      $1,773,546      $1,550,085
Ratios to average net assets:
 Expenses .......................................            .15%            .15%            .15%            .15%            .15%
 Expenses excluding waiver and payments by
  affiliate .....................................            .16%            .15%            .16%            .16%            .16%
 Net investment income ..........................           5.65%           5.04%           5.50%           5.34%           5.50%

(a) Total return is not annualized for periods less than one year.

12                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2000

                                                                                         PRINCIPAL
    THE MONEY MARKET PORTFOLIO                                                             AMOUNT               VALUE
                                                                                           ------               -----
    BANK NOTES 5.5%
    Bank of America NT & SA, 6.29% - 6.77%, 8/01/00 - 8/18/00 .......................   $155,000,000       $ 155,000,328
    Wachovia Bank NA, North Carolina Branch, 6.20%, 7/27/00 - 7/28/00 ...............     70,000,000          70,000,253
                                                                                                           -------------
    TOTAL BANK NOTES (COST $225,000,581) ............................................                        225,000,581
                                                                                                           -------------
    CERTIFICATES OF DEPOSIT 29.4%
    ABN-AMRO Bank NV, Chicago Branch, 5.69% - 5.91%, 7/10/00 - 8/10/00 ..............     80,000,000          79,997,903
    Bank of Nova Scotia, Portland Branch, 6.68%, 9/20/00 - 9/21/00 ..................     50,000,000          50,000,000
    Barclays Bank PLC, New York Branch, 5.90%, 10/02/00 .............................     25,000,000          24,930,771
    Bayerische Vereinsbank, New York Branch, 6.70% - 6.71%, 9/05/00
     - 9/07/00 ......................................................................     50,000,000          50,000,405
    Commerzbank AG, New York Branch, 6.09% - 6.15%, 7/11/00 - 7/14/00 ...............    140,000,000         140,000,438
    Credit Agricole Indosuez, New York Branch, 6.76% - 7.10%,
     4/11/01 - 6/15/01 ..............................................................    135,000,000         134,989,937
    Credit Communal De Belgique, New York Branch, 7.075% - 7.25%,
     5/03/01- 5/09/01 ...............................................................     60,000,000          60,006,117
    Den Danske Bank, New York Branch, 6.23%, 7/31/00 ................................     35,000,000          35,000,859
    Deutsche Bank AG, New York Branch, 6.69% - 6.70%, 9/18/00 - 9/29/00 .............     99,900,000          99,902,209
    Dexia Bank, New York Branch, 7.105%, 6/18/01 ....................................     25,000,000          24,998,806
    Dresdner Bank AG, New York Branch, 6.09% - 6.70%, 7/06/00 - 9/28/00 .............     75,000,000          75,000,682
    Lloyds Bank PLC, New York Branch, 6.21% - 6.25%, 7/20/00 - 7/24/00 ..............     65,000,000          64,999,969
    Royal Bank of Canada, New York Branch, 5.70% - 6.48%, 7/03/00
     - 1/16/01 ......................................................................     95,000,000          94,985,347
    Societe Generale, New York Branch, 6.26%, 7/24/00 - 7/28/00 .....................     75,000,000          75,000,000
    Svenska Handelsbanken, New York Branch, 6.75%, 8/24/00 - 8/25/00 ................     50,000,000          50,000,745
    Toronto Dominion Bank, New York Branch, 6.30% - 7.16%, 8/01/00
     - 6/08/01 ......................................................................    125,000,000         124,993,135
    UBS AG, New York Branch, 7.08%, 6/22/01 .........................................     24,990,544          24,990,544
                                                                                                           -------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $1,209,797,867) .............................                      1,209,797,867
                                                                                                           -------------
 (a)COMMERCIAL PAPER 49.6%
    Abbey National North America Corp., 6.00%, 7/17/00 ..............................     35,000,000          34,906,667
    American Express Credit Corp., 6.6937% - 6.88%, 7/03/00 - 9/08/00 ...............    205,000,000         204,950,311
    Archer Daniels Midland Co., 6.55%, 9/14/00 ......................................     20,000,000          19,727,083
    Asset Securitization Cooperative Corp., 144A, 6.57% - 6.60%,
     8/28/00 - 10/04/00 .............................................................    150,000,000         148,032,945
    Bank of Nova Scotia, 6.60%, 9/07/00 .............................................     25,000,000          24,688,333
    Canadian Imperial Holdings Inc., 6.59% - 6.60%, 9/08/00 - 9/27/00 ...............     75,000,000          73,882,882
    Ciesco LP, 6.35% - 6.64%, 7/05/00 - 8/15/00 .....................................     95,000,000          94,550,229
    Coca-Cola Co., 6.06% - 6.55%, 7/18/00 - 8/31/00 .................................    155,000,000         154,129,299
    Commonwealth Bank of Australia, 6.11%, 7/26/00 ..................................     35,000,000          34,851,493
    Delaware Funding Corp., 144A, 6.65%, 8/23/00 ....................................     25,000,000          24,755,243
    Den Danske Corp. Inc., 6.40% - 6.59%, 7/31/00 - 9/11/00 .........................     38,313,000          37,912,497
    Dupont de Nemours Co., 6.09% - 6.11%, 7/25/00 - 8/11/00 .........................    105,000,000         104,394,558
    General Electric Capital Corp., 6.39% - 6.62%, 8/03/00 - 12/12/00 ...............    130,000,000         127,849,814
    Halifax Building Society Ltd., 6.58%, 9/25/00 ...................................     25,000,000          24,607,028
    International Lease Finance Corp., 6.53% - 6.57%, 8/21/00 - 9/12/00 .............     96,485,000          95,468,270
    J.P. Morgan & Co. Inc., 6.60%, 9/12/00 ..........................................     25,000,000          24,665,417
    Merrill Lynch & Co. Inc., 6.55% - 6.63%, 8/14/00 - 8/25/00 ......................     75,000,000          74,301,618
    Morgan Stanley Dean Witter & Co., 6.57% - 6.65%, 8/07/00 - 9/05/00 ..............    155,000,000         153,622,460
    National Australia Funding (DE) Inc., 6.57%, 9/15/00 ............................     25,000,000          24,653,250
    National Rural Utilities Cooperative Finance Corp., 6.58% - 6.63%,
     8/10/00 - 8/18/00 ..............................................................     75,000,000          74,379,826
    Rabobank Nederland NV, 6.92%, 7/05/00 ...........................................    190,000,000         189,853,912
    Salomon Smith Barney Holdings Inc., 6.15% - 6.64%, 7/10/00 - 8/11/00 ............    165,000,000         164,514,089

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)

                                                                                         PRINCIPAL
    THE MONEY MARKET PORTFOLIO                                                             AMOUNT               VALUE
                                                                                           ------               -----
 (a)COMMERCIAL PAPER (CONT.)
    Schering Corp., 5.94% - 6.15%, 7/06/00 - 8/08/00 .................................  $ 47,000,000       $   46,762,893
    Svenska Handelsbanken Inc., 6.155% - 6.60%, 7/28/00 - 9/22/00 ....................    85,000,000           84,142,917
                                                                                                           --------------
    TOTAL COMMERCIAL PAPER (COST $2,041,603,034) .....................................                      2,041,603,034
                                                                                                           --------------
    U.S. GOVERNMENT AGENCY SECURITIES
    Federal Home Loan Mortgage Corp., 6.44%, 9/14/00 .................................        60,000               59,195
    Fannie Mae, 6.47%, 9/21/00 .......................................................       100,000               98,526
                                                                                                           --------------
    TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $157,721) ..........................                            157,721
                                                                                                           --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $3,476,559,203) .............                      3,476,559,203
                                                                                                           --------------
 (b)REPURCHASE AGREEMENTS 14.9%
    Barclays Capital Inc., 6.60%, 7/03/00 (Maturity Value $200,110,000) ..............   200,000,000          200,000,000
      Collateralized by U.S. Treasury Notes
    J.P. Morgan Securities Inc., 6.50%, 7/03/00 (Maturity Value $107,423,156) ........   107,365,000          107,365,000
      Collateralized by U.S. Treasury Notes
    Morgan Stanley & Co., 6.50%, 7/03/00 (Maturity Value $107,423,156) ...............   107,365,000          107,365,000
      Collateralized by U.S. Treasury Notes
    UBS Warburg, 6.70%, 7/03/00 (Maturity Value $200,111,667) ........................   200,000,000          200,000,000
                                                                                                           --------------
      Collateralized by U.S. Treasury Notes
    TOTAL REPURCHASE AGREEMENTS (COST $614,730,000) ..................................                        614,730,000
                                                                                                           --------------
    TOTAL INVESTMENTS (COST $4,091,289,203) 99.4% ....................................                      4,091,289,203
    OTHER ASSETS, LESS LIABILITIES .6% ...............................................                         22,753,837
                                                                                                           --------------
    NET ASSETS 100.0% ................................................................                     $4,114,043,040
                                                                                                           ==============

(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

(b) See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO


                                                                                YEAR ENDED JUNE 30,
                                                                               -------------------
                                                        2000             1999          1998           1997           1996
                                                        ----             ----          ----           ----           ----
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........            $1.00          $1.00          $1.00          $1.00           $1.00
                                                     ----------------------------------------------------------------------
Income from investment operations
 - net investment income ....................             .054           .049           .054           .052            .054
Less distributions from net investment income            (.054)         (.049)         (.054)         (.052)          (.054)
                                                     ----------------------------------------------------------------------
Net asset value, end of year ................            $1.00          $1.00          $1.00          $1.00           $1.00
                                                     ----------------------------------------------------------------------
Total return(a) .............................             5.48%          4.97%          5.53%          5.34%           5.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............         $221,993       $258,458       $263,226       $285,629        $285,701
Ratios to average net assets:
 Expenses ...................................              .15%           .15%           .15%           .15%            .15%
 Expenses excluding waiver and payments by
  affiliate .................................              .16%           .15%           .16%           .16%            .17%

 Net investment income ......................             5.36%          4.84%          5.40%          5.20%           5.45%


(a) Total return is not annualized for periods less than one year.



                       See notes to financial statements.                    15

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2000



                                                                                 PRINCIPAL
 THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                             AMOUNT             VALUE
                                                                                  ------              -----
 GOVERNMENT SECURITIES 17.3% ..............................................
 U.S. Treasury Notes, 5.125%, 8/31/00 .....................................     $ 10,000,000     $  9,993,585
 U.S. Treasury Notes, 6.25%, 8/31/00 ......................................        3,500,000        3,503,503
 U.S. Treasury Notes, 4.00%, 10/31/00 .....................................        5,000,000        4,963,877
 U.S. Treasury Notes, 4.625%, 11/30/00 ....................................        5,000,000        4,972,439
 U.S. Treasury Notes, 5.375%, 2/15/01 .....................................        5,000,000        4,967,729
 U.S. Treasury Notes, 7.75%, 2/15/01 ......................................        5,000,000        5,039,338
 U.S. Treasury Notes, 6.25%, 4/30/01 ......................................        5,000,000        4,974,515
                                                                                                 ------------
   TOTAL GOVERNMENT SECURITIES (COST $38,414,986) .......................                          38,414,986
                                                                                                 ------------
(b)REPURCHASE AGREEMENTS 82.4%
 Banc of America Securities LLC, 6.60%, 7/03/00 (Maturity Value $9,004,950)        9,000,000        9,000,000
  Collateralized by U.S. Treasury Notes
 Barclays Capital Inc., 6.45%, 7/03/00 (Maturity Value $9,004,838) ........        9,000,000        9,000,000
  Collateralized by U.S. Treasury Notes
 Bear, Stearns & Co. Inc., 6.50%, 7/03/00 (Maturity Value $9,004,875) .....        9,000,000        9,000,000
  Collateralized by U.S. Treasury Bills
 Dresdner Kleinwort Benson, North America LLC, 6.40%, 7/03/00
  (Maturity Value $9,004,800) .............................................        9,000,000        9,000,000
  Collateralized by U.S. Treasury Bills
 Goldman, Sachs & Co., 6.38%, 7/03/00 (Maturity Value $9,004,785) .........        9,000,000        9,000,000
  Collateralized by U.S. Treasury Bond
 Greenwich Capital Markets Inc., 6.50%, 7/03/00
  (Maturity Value $9,004,875) .............................................        9,000,000        9,000,000
  Collateralized by U.S. Treasury Notes
 J.P. Morgan Securities Inc., 6.40%, 7/03/00 (Maturity Value $21,001,195) .       20,990,000       20,990,000
  Collateralized by U.S. Treasury Notes
 J.P. Morgan Securities Inc., 6.50%, 7/03/00 (Maturity Value $30,016,250) .       30,000,000       30,000,000
  Collateralized by U.S. Treasury Notes
 Merrill Lynch Government Securities Inc., 6.25%, 7/03/00
  (Maturity Value $9,004,688) .............................................        9,000,000        9,000,000
  Collateralized by U.S. Treasury Notes
 Morgan Stanley & Co. Inc., 6.50%, 7/03/00 (Maturity Value $21,001,370) ...       20,990,000       20,990,000
  Collateralized by U.S. Treasury Notes
 Morgan Stanley & Co. Inc., 6.50%, 7/03/00 (Maturity Value $30,016,250) ...       30,000,000       30,000,000
  Collateralized by U.S. Treasury Notes
 Nesbitt Burns Securities Inc., 6.55%, 7/03/00 (Maturity Value $9,004,913)         9,000,000        9,000,000
  Collateralized by U.S. Treasury Notes
 UBS Warburg, 6.50%, 7/03/00 (Maturity Value $9,004,875) ..................        9,000,000        9,000,000
  Collateralized by U.S. Treasury Notes
                                                                                                  -----------
 TOTAL REPURCHASE AGREEMENTS (COST $182,980,000) ..........................                       182,980,000
                                                                                                  -----------
 TOTAL INVESTMENTS (COST $221,394,986) 99.7% ..............................                       221,394,986
 OTHER ASSETS, LESS LIABILITIES .3% .......................................                           597,959
                                                                                                  -----------
 NET ASSETS 100.0% ........................................................                      $221,992,945
                                                                                                 ============

(b) See note 1(b) regarding repurchase agreements.

16                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000

                                                                           THE U.S.
                                                                          GOVERNMENT
                                                        THE               SECURITIES
                                                    MONEY MARKET         MONEY MARKET
                                                       PORTFOLIO           PORTFOLIO
                                                    ------------         ------------
Assets:
 Investments in securities, at value and cost       $3,476,559,203       $   38,414,986
 Repurchase agreements, at value and cost ...          614,730,000          182,980,000
 Cash .......................................                3,236                9,578
 Interest receivable ........................           23,833,771              630,227
                                                    -----------------------------------
      Total assets ..........................        4,115,126,210          222,034,791
                                                    -----------------------------------
Liabilities:
 Payables:
  Affiliates ................................              449,624               29,821
  Professional fees .........................               30,000               10,000
 Distribution to shareholders ...............              576,601                  113
 Other liabilities ..........................               26,945                1,912
                                                    -----------------------------------
      Total liabilities .....................            1,083,170               41,846
                                                    -----------------------------------
Net assets, at value ........................       $4,114,043,040       $  221,992,945
                                                    ====================================
Shares outstanding ..........................        4,114,043,040          221,992,945
                                                    ====================================
Net asset value per share ...................       $         1.00       $         1.00
                                                    ====================================




                       See notes to financial statements.                    17

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

                                                                                 THE U.S.
                                                                                GOVERNMENT
                                                               THE              SECURITIES
                                                           MONEY MARKET         MONEY MARKET
                                                             PORTFOLIO            PORTFOLIO
                                                             ---------            ---------
Investment income:
 Interest ..........................................       $ 206,206,553        $  13,671,482
                                                           ----------------------------------

Expenses:
 Management fees (Note 3) ..........................           5,343,198              376,050
 Transfer agent fees (Note 3) ......................              32,576                2,250
 Custodian fees ....................................              39,041                2,437
 Reports to shareholders ...........................               6,133                  569
 Professional fees (Note 3) ........................              56,286               12,294
 Trustees' expenses ................................               4,167                  287
 Other .............................................              30,011                4,335
                                                           ----------------------------------
      Total expenses ...............................           5,511,412              398,222
      Expenses waived/paid by affiliate (Note 3) ...            (164,153)             (24,664)
                                                           ----------------------------------
       Net expenses ................................           5,347,259              373,558
                                                           ----------------------------------
        Net investment income ......................         200,859,294           13,297,924
                                                           ----------------------------------
Net realized loss from investments .................              (9,285)                  --
                                                           ----------------------------------
Net increase in net assets resulting from operations       $ 200,850,009        $  13,297,924
                                                           ==================================

18                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999

                                                                                                THE U.S. GOVERNMENT SECURITIES
                                                        THE MONEY MARKET PORTFOLIO                 MONEY MARKET PORTFOLIO
                                                        --------------------------                 ----------------------
                                                        2000                    1999                2000                 1999
                                                        ----                    ----                ----                 ----
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................       $   200,859,294     $   134,356,042     $    13,297,924      $    14,158,082
  Net realized gain (loss) from investments ....                (9,285)                651                  --                   --
                                                   --------------------------------------------------------------------------------
      Net increase in net assets resulting
        from operations ........................           200,850,009         134,356,693          13,297,924           14,158,082
 Distributions to shareholders from net
   investment income ...........................          (200,850,009)(a)    (134,356,693)(b)     (13,297,924)         (14,158,082)
 Capital share transactions (Note 2) ...........           441,639,255       1,628,774,482         (36,465,436)          (4,767,997)
                                                   --------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....           441,639,255       1,628,774,482         (36,465,436)          (4,767,997)
Net assets (there is no undistributed net
 investment income at beginning or end of year):
  Beginning of year ............................         3,672,403,785       2,043,629,303         258,458,381          263,226,378
                                                   --------------------------------------------------------------------------------
  End of year ..................................       $ 4,114,043,040     $ 3,672,403,785     $   221,992,945      $   258,458,381
                                                   ================================================================================

(a) Distributions were decreased by a net realized loss from investments of $9,285.
(b) Distributions were increased by a net realized gain from investments of $651.

                       See notes to financial statements.                    19

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2000, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST

At June 30, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                               THE U.S.
                                                        The                   GOVERNMENT
                                                     Money Market          SECURITIES MONEY
                                                      Portfolio            MARKET PORTFOLIO
                                                      ---------            ----------------
Year ended June 30, 2000
 Shares sold ..................................     $ 38,813,462,724      $  1,220,241,486
 Shares issued in reinvestment of distributions          200,275,366            13,291,931
 Shares redeemed ..............................      (38,572,098,835)       (1,269,998,853)
                                                    --------------------------------------
 Net increase (decrease) ......................     $    441,639,255      $    (36,465,436)
                                                    ======================================

Year ended June 30, 1999
 Shares sold ..................................     $ 13,314,265,139      $    963,424,640
 Shares issued in reinvestment of distributions          134,356,720            14,164,293
 Shares redeemed ..............................      (11,819,847,377)         (982,356,930)
                                                   ---------------------------------------
 Net increase (decrease) ......................     $  1,628,774,482      $     (4,767,997)
                                                    ======================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio.

Advisers agreed in advance to waive management fees, as noted in the Statements of Operations.

Included in professional fees are legal fees of $11,240 that were paid to a law firm in which a partner of that firm was an officer of the Portfolios.

At June 30, 2000, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                PERCENTAGE OF
                                                                           Shares            OUTSTANDING SHARES
                                                                      ------------------     ------------------
Franklin Money Fund ...............................................     2,883,392,424             70.09%
Institutional Fiduciary Trust - Money Market Portfolio ............     1,010,362,054             24.56%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .......       119,060,923              2.89%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund       101,227,639              2.46%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

At June 30, 2000, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                    PERCENTAGE OF
                                                                                 SHARES          OUTSTANDING SHARES
                                                                          ------------------     ------------------

Institutional Fiduciary Trust - Franklin U.S.
 Government Securities Money Market Portfolio .................                56,482,885               25.44%
Franklin Federal Money Fund ...................................               165,510,060               74.56%


4. INCOME TAXES

At June 30, 2000, The Money Market Portfolio had tax basis capital losses of $8,692, which may be carried over to offset future capital gains. Such losses expire in 2008.

At June 30, 2000, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1999 of $9,285. For tax purposes, such losses will be reflected in the year ending June 30, 2001.

THE MONEY MARKET PORTFOLIOS
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 2000

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